Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative	$ 0		$ 6
Hedging financial liabilities	0	$ 0	8
Fair value on a recurring basis [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,024		912
Hedging financial assets	13
Financial assets at FVOCI	3,491		3,616
Hedging financial liabilities			8
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3
Fair value on a recurring basis [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1		3
Financial assets at FVOCI	273		459
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	861		885
Financial assets at FVOCI	3,218		3,157
Fair value on a recurring basis [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	135		24
Fair value on a recurring basis [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	24
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1		3
Hedging financial assets	0
Financial assets at FVOCI	273		459
Hedging financial liabilities			0
Fair value on a recurring basis [Member] | Level 1 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0
Fair value on a recurring basis [Member] | Level 1 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1		3
Financial assets at FVOCI	273		459
Fair value on a recurring basis [Member] | Level 1 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3		0
Hedging financial assets	13
Financial assets at FVOCI	0		0
Hedging financial liabilities			8
Fair value on a recurring basis [Member] | Level 2 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3
Fair value on a recurring basis [Member] | Level 2 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,020		909
Hedging financial assets	0
Financial assets at FVOCI	3,218		3,157
Hedging financial liabilities			0
Fair value on a recurring basis [Member] | Level 3 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0
Fair value on a recurring basis [Member] | Level 3 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	861		885
Financial assets at FVOCI	3,218		3,157
Fair value on a recurring basis [Member] | Level 3 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	135		24
Fair value on a recurring basis [Member] | Level 3 [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	$ 24
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative			6
Fair value on a recurring basis [Member] | Derivatives [Member] | Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative			0
Fair value on a recurring basis [Member] | Derivatives [Member] | Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative			6
Fair value on a recurring basis [Member] | Derivatives [Member] | Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative			$ 0